Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Financial assets and liabilities disclosed in the financial statements on a recurring basis are recorded at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The guidance establishes a three-level hierarchy that prioritizes the inputs used to measure fair value as follows:
Level 1 -     Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in level one, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 -     Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Common stock Valued at the closing price reported on the active market.
Mutual funds and money market funds Valued at the daily closing price as reported by the fund. Mutual funds and money market funds held by the Plan are open-ended funds that are registered with the Securities and Exchange Commission and are actively traded. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price.
Collective trusts Valued using the NAV provided by the administrator of the fund. The NAV is based on the fair value of the underlying assets owned by the fund, less its liabilities, divided by the number of shares owned. The NAV is a quoted price in a market that is not active. These funds transact at their NAV. There are no restrictions in place with respect to the daily redemption of the collective trust funds. There are no unfunded commitments at December 31, 2025 and 2024.
The following table sets forth by level within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

Asset Category	Level 1	Level 2	Level 3	Total
Rayonier Advanced Materials Inc. Common Stock	$2,902,951	$—	$—	$2,902,951
Mutual Funds and Money Market Funds	49,917,759	—	—	49,917,759
Total assets in the fair value hierarchy	$52,820,710	$—	$—	52,820,710
Collective Trusts(a)				69,411,500
Investments at Fair Value				$122,232,210
The following table sets forth by level within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2024:

Asset Category	Level 1	Level 2	Level 3	Total
Rayonier Advanced Materials Inc. Common Stock	$4,094,507	$—	$—	$4,094,507
Mutual Funds and Money Market Funds	87,945,625	—	—	87,945,625
Total assets in the fair value hierarchy	$92,040,132	$—	$—	92,040,132
Collective Trusts(a)				9,069,358
Investments at Fair Value				$101,109,490
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(a) Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.